Investment Risks - Simplify Bond Bull ETF	Feb. 20, 2025
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Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the principal risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Swaptions Risk [Member]
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Swaptions Risk. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may purchase call swaptions. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. Even if interest rates fall, swaptions may not increase in value as much as anticipated if volatility declines.

Active Management Risk [Member]
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Risk [Text Block]	Active Management Risk. The Fund is subject to the risk that the investment management strategy may not produce the intended results and may negatively impact Fund performance.
Cash Or Cash Equivalents Risk [Member]
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Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Volatility Risk [Member]
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Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short-term changes up or down. In a rising rate environment, the Fund’s losses could be substantial. The value of options and swaptions will tend to decline when volatility declines.

T I P S Risk [Member]
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TIPS Risk. TIPS are debt instruments issued by the by the United States Department of the Treasury. The principal of TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When TIPS mature, investors are paid the adjusted principal or original principal, whichever is greater. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. Inflation-indexed bonds generally pay a lower nominal interest rate than a comparable non-inflation-indexed bond. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

U S Treasury And Agency Market Risk [Member]
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U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline.

Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Derivatives Risk [Member]
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Derivatives Risk. Options are a derivative investment. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Futures Risk [Member]
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Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund (d) losses caused by unanticipated market movements; (e) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Early Close Trading Halt Risk [Member]
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

E T F Structure Risk [Member]
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ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Leverage Risk [Member]
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Leverage Risk. The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Limited History Risk [Member]
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Risk [Text Block]	Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.
Market And Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Non Diversified Fund Risk [Member]
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Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Option Risk [Member]
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Option Risk. There are risks associated with the purchase of call options. As the buyer of a call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Option prices tend to decline when volatility declines.

Over The Counter Market Risk [Member]
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Over-the-Counter Market Risk. Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Premium Discount Trading Risk [Member]
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Premium/Discount Trading Risk. The Fund may trade at greater than 2% premium to its NAV because of typical bid-offer spreads for OTC products and a credit support annex that is specific to a fund registered under the 1940 Act. In periods of outflows, the Fund may trade at greater than 2% discount to its NAV for the same reason. Such variations in the premium or discount may have disparate effects on certain shareholders. Shareholders who purchase shares on the secondary market at a premium to NAV may lose disproportionate value if the Fund begins trading at a discount. Similarly, Authorized Participants who wish to redeem creation units at NAV may receive a basket with a per share value below that of the current trading price of the Fund.

Risk Lose Money [Member]
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Risk [Text Block]	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Member]
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Risk [Text Block]	Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.